STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance costs for issuance of shares capital related to secondary offering	$ 252
Accumulated unrealized loss on available-for-sale marketable securities	45	(23)	(5,474)
Accumulated unrealized gain on foreign currency cash flows hedges	(855)	457	612
Accumulated other comprehensive income (loss)	$ (810)	$ 434	$ (4,862)